ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES (Tables)	12 Months Ended
Sep. 30, 2021
ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES
Schedule of accounts payable, accrued liabilities and other payables
	September 30, 2021	September 30, 2020
Accounts Payable	$23,365	$22,200
Accrued Liabilities and Other Payables	211,649	228,965
TOTAL	$235,014	$251,165